Parent-Only Financial Statements, Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 22,183	$ 21,938	$ 22,894
Other comprehensive income (loss), net of tax:
Investment securities	1,204	(2,929)	(3,039)
Derivatives and hedging activities	(675)	(531)	287
Defined benefit plans adjustment	135	8	(248)
Wells Fargo other comprehensive income (loss), net of tax	825	(3,434)	(3,221)
Wells Fargo comprehensive income	23,008	18,504	19,673
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	22,183	21,938	22,894
Other comprehensive income (loss), net of tax:
Investment securities	94	(76)	52
Derivatives and hedging activities	(158)	0	0
Defined benefit plans adjustment	118	(20)	(254)
Equity in other comprehensive income (loss) of subsidiaries	771	(3,338)	(3,019)
Wells Fargo other comprehensive income (loss), net of tax	825	(3,434)	(3,221)
Wells Fargo comprehensive income	$ 23,008	$ 18,504	$ 19,673